Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of income taxes [line items]
Income tax statutory rate	26.70%	26.80%
Non-capital losses available to reduce future taxable income	$ 30.6	$ 36.1
Non-capital losses expiration period	From fiscal year 2031 until fiscal year 2033.
Deductible capital losses	$ 110.5	112.7
Investment tax credits receivable	25.4	20.5
Refundable investment tax credits receivable	20.0	16.0
Investment tax credits receivable available to reduce future taxable income	5.4	4.5
United States [member]
Disclosure of income taxes [line items]
Non-capital losses available to reduce future taxable income	28.2	34.6
Non Us [member]
Disclosure of income taxes [line items]
Non-capital losses available to reduce future taxable income	$ 2.4	$ 1.5